Columbia Emerging Markets Opportunity Fund
Prospectus Supplement — January 1, 2012
to the Prospectuses, as supplemented, of the following fund:
Fund	Prospectuses Dated
Columbia Emerging Markets Opportunity Fund	12/30/2010
The following changes are hereby made to the prospectuses of the Fund:

Fees and Expenses of the Fund
The fee and expense table in the section entitled “Fees and Expenses of the Fund” is hereby replaced with the following:
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Columbia Emerging Markets Opportunity Fund	Class A	Class B	Class C	Class I	Class R	Class R4	Class R5	Class W	Class Z
Shareholder Fees Column [Text]	Class A	Class B	Class C	Class I	Class R	Class R4	Class R5	Class W	Class Z
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%	none	none	none	none	none	none	none	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	1.00%	5.00%	1.00%	none	none	none	none	none	none

Annual Fund Operating Expenses		Columbia Emerging Markets Opportunity Fund	Columbia Emerging Markets Opportunity Fund Class A	Columbia Emerging Markets Opportunity Fund Class B	Columbia Emerging Markets Opportunity Fund Class C	Columbia Emerging Markets Opportunity Fund Class I	Columbia Emerging Markets Opportunity Fund Class R	Columbia Emerging Markets Opportunity Fund Class R4	Columbia Emerging Markets Opportunity Fund Class R5	Columbia Emerging Markets Opportunity Fund Class W	Columbia Emerging Markets Opportunity Fund Class Z
Operating Expenses Caption [Text]	[1]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Operating Expenses Column [Text]			Class A	Class B	Class C	Class I	Class R	Class R4	Class R5	Class W	Class Z
Management fees			1.08%	1.08%	1.08%	1.08%	1.08%	1.08%	1.08%	1.08%	1.08%
Distribution and/or service (12b-1) fees			0.25%	1.00%	1.00%	none	0.50%	none	none	0.25%	none
Other expenses			0.46%	0.46%	0.46%	0.22%	0.46%	0.52%	0.27%	0.46%	0.46%
Total annual fund operating expenses			1.79%	2.54%	2.54%	1.30%	2.04%	1.60%	1.35%	1.79%	1.54%
[1]	Expense ratios have been adjusted to reflect current fees.

The Example in the section entitled “Fees and Expenses of the Fund” is hereby replaced with the following:
Example
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem your shares at the end of those periods (unless otherwise noted). The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Columbia Emerging Markets Opportunity Fund (USD $)	Expense Example, By Year, Column [Text]	1 year	3 years	5 years	10 years
Class A	Class A (whether or not shares are redeemed)	746	1,106	1,490	2,564
Class B	Class B (if shares are redeemed)	757	1,091	1,551	2,696
Class C	Class C (if shares are redeemed)	357	791	1,351	2,879
Class I	Class I (whether or not shares are redeemed)	132	412	714	1,573
Class R	Class R (whether or not shares are redeemed)	207	640	1,099	2,374
Class R4	Class R4 (whether or not shares are redeemed)	163	505	872	1,905
Class R5	Class R5 (whether or not shares are redeemed)	137	428	740	1,629
Class W	Class W (whether or not shares are redeemed)	182	564	971	2,110
Class Z	Class Z (whether or not shares are redeemed)	157	487	840	1,840

Expense Example, No Redemption Columbia Emerging Markets Opportunity Fund (USD $)	Expense Example, No Redemption, By Year, Column [Text]	1 year	3 years	5 years	10 years
Class B	Class B (if shares are not redeemed)	257	791	1,351	2,696
Class C	Class C (if shares are not redeemed)	257	791	1,351	2,879

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Mar 7, 2011
Registrant Name	dei_EntityRegistrantName	Columbia Funds Series Trust II
Central Index Key	dei_EntityCentralIndexKey	0001352280
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Dec 29, 2011
Document Effective Date	dei_DocumentEffectiveDate	Dec 29, 2011
Prospectus Date	rr_ProspectusDate	Feb 18, 2011
Columbia Emerging Markets Opportunity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	rst1352280_SupplementTextBlock
Prospectus Supplement — January 1, 2012
to the Prospectuses, as supplemented, of the following fund:
Fund	Prospectuses Dated
Columbia Emerging Markets Opportunity Fund	12/30/2010
The following changes are hereby made to the prospectuses of the Fund:

Fees and Expenses of the Fund	rst1352280_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Supplement Expense [Text Block]	rst1352280_SupplementExpenseTextBlock	The fee and expense table in the section entitled “Fees and Expenses of the Fund” is hereby replaced with the following:
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment) [1]
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Expense ratios have been adjusted to reflect current fees.
Supplement Expense Example [Text Block]	rst1352280_SupplementExpenseExampleTextBlock	The Example in the section entitled “Fees and Expenses of the Fund” is hereby replaced with the following:
Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem your shares at the end of those periods (unless otherwise noted). The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Columbia Emerging Markets Opportunity Fund | Class A
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class A
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class A
Management fees	rr_ManagementFeesOverAssets	1.08%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.46%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.79%
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class A (whether or not shares are redeemed)
1 year	rr_ExpenseExampleYear01	746
3 years	rr_ExpenseExampleYear03	1,106
5 years	rr_ExpenseExampleYear05	1,490
10 years	rr_ExpenseExampleYear10	2,564
Columbia Emerging Markets Opportunity Fund | Class B
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class B
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	5.00%
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class B
Management fees	rr_ManagementFeesOverAssets	1.08%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.46%
Total annual fund operating expenses	rr_ExpensesOverAssets	2.54%
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class B (if shares are redeemed)
1 year	rr_ExpenseExampleYear01	757
3 years	rr_ExpenseExampleYear03	1,091
5 years	rr_ExpenseExampleYear05	1,551
10 years	rr_ExpenseExampleYear10	2,696
Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class B (if shares are not redeemed)
1 year	rr_ExpenseExampleNoRedemptionYear01	257
3 years	rr_ExpenseExampleNoRedemptionYear03	791
5 years	rr_ExpenseExampleNoRedemptionYear05	1,351
10 years	rr_ExpenseExampleNoRedemptionYear10	2,696
Columbia Emerging Markets Opportunity Fund | Class C
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class C
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class C
Management fees	rr_ManagementFeesOverAssets	1.08%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.46%
Total annual fund operating expenses	rr_ExpensesOverAssets	2.54%
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class C (if shares are redeemed)
1 year	rr_ExpenseExampleYear01	357
3 years	rr_ExpenseExampleYear03	791
5 years	rr_ExpenseExampleYear05	1,351
10 years	rr_ExpenseExampleYear10	2,879
Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class C (if shares are not redeemed)
1 year	rr_ExpenseExampleNoRedemptionYear01	257
3 years	rr_ExpenseExampleNoRedemptionYear03	791
5 years	rr_ExpenseExampleNoRedemptionYear05	1,351
10 years	rr_ExpenseExampleNoRedemptionYear10	2,879
Columbia Emerging Markets Opportunity Fund | Class I
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class I
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class I
Management fees	rr_ManagementFeesOverAssets	1.08%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.22%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.30%
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class I (whether or not shares are redeemed)
1 year	rr_ExpenseExampleYear01	132
3 years	rr_ExpenseExampleYear03	412
5 years	rr_ExpenseExampleYear05	714
10 years	rr_ExpenseExampleYear10	1,573
Columbia Emerging Markets Opportunity Fund | Class R
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class R
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class R
Management fees	rr_ManagementFeesOverAssets	1.08%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other expenses	rr_OtherExpensesOverAssets	0.46%
Total annual fund operating expenses	rr_ExpensesOverAssets	2.04%
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class R (whether or not shares are redeemed)
1 year	rr_ExpenseExampleYear01	207
3 years	rr_ExpenseExampleYear03	640
5 years	rr_ExpenseExampleYear05	1,099
10 years	rr_ExpenseExampleYear10	2,374
Columbia Emerging Markets Opportunity Fund | Class R4
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class R4
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class R4
Management fees	rr_ManagementFeesOverAssets	1.08%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.52%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.60%
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class R4 (whether or not shares are redeemed)
1 year	rr_ExpenseExampleYear01	163
3 years	rr_ExpenseExampleYear03	505
5 years	rr_ExpenseExampleYear05	872
10 years	rr_ExpenseExampleYear10	1,905
Columbia Emerging Markets Opportunity Fund | Class R5
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class R5
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class R5
Management fees	rr_ManagementFeesOverAssets	1.08%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.27%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.35%
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class R5 (whether or not shares are redeemed)
1 year	rr_ExpenseExampleYear01	137
3 years	rr_ExpenseExampleYear03	428
5 years	rr_ExpenseExampleYear05	740
10 years	rr_ExpenseExampleYear10	1,629
Columbia Emerging Markets Opportunity Fund | Class W
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class W
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class W
Management fees	rr_ManagementFeesOverAssets	1.08%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.46%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.79%
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class W (whether or not shares are redeemed)
1 year	rr_ExpenseExampleYear01	182
3 years	rr_ExpenseExampleYear03	564
5 years	rr_ExpenseExampleYear05	971
10 years	rr_ExpenseExampleYear10	2,110
Columbia Emerging Markets Opportunity Fund | Class Z
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class Z
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class Z
Management fees	rr_ManagementFeesOverAssets	1.08%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.46%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.54%
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class Z (whether or not shares are redeemed)
1 year	rr_ExpenseExampleYear01	157
3 years	rr_ExpenseExampleYear03	487
5 years	rr_ExpenseExampleYear05	840
10 years	rr_ExpenseExampleYear10	1,840

[1]	Expense ratios have been adjusted to reflect current fees.